Contract liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 482	€ 432
Revenue recognition	0	3,320
Licence agreement with Serum Institute of India (SII) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		2,500
Analytical support and drug substance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 400	€ 400